Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Expenses
Salaries	€ 10,413	€ 10,031	€ 9,025
Social security expenses	1,439	1,477	1,339
Share-based payment expenses	1,084	1,835	830
Pension expenses	419	369	330
Employee-related restructuring expenses	(7)	1,111	19
Termination benefits outside of restructuring plans	72	47	52
Employee benefits expenses	€ 13,420	€ 14,870	€ 11,595